Time Charter, Voyage and Port Terminal Expenses (Tables)	12 Months Ended
Dec. 31, 2018
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Abstract]
Time charter, voyage and port terminal expenses

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Fuel	$11,150	$10,471	$11,839
Time charter	114	1,564	1,521
Ports payroll and related costs	8,302	7,971	6,304
Docking expenses	2,436	3,272	3,287
Maritime and regulatory fees	615	578	610
Towing expenses	2,177	2,597	2,297
Other expenses	7,155	7,164	6,281

Total	$31,949	$33,617	$32,139